 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23016

RESOURCE CREDIT INCOME FUND

(Exact name of registrant as specified in charter)

717 Fifth Avenue, 14th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

(212) 506-3899

(Registrant’s telephone number, including area code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 – December 31, 2018

Item 1. Schedule of Investments.

Resource Credit Income Fund

PORTFOLIO OF INVESTMENTS

December 31, 2018 (Unaudited)

	Interest/Dividend Rate	Maturity	Principal	Value
BANK LOANS (28.48%)
8th Avenue Food & Provisions, Inc., Second Lien Term Loan(a)	1M US L + 7.75%	09/21/2026	$500,000	$495,625
ABG Intermediate Holdings 2 LLC, Second Lien Initial Term Loan(a)	1M US L + 7.75%, 1.00% Floor	09/29/2025	2,130,000	2,098,050
Advantage Sales & Marketing, Inc., Second Lien Term Loan(a)	1M US L + 6.50%, 1.00% Floor	07/25/2022	2,425,000	1,920,806
Asurion LLC, First Lien New B-7 Term Loan(a)	1M US L + 3.00%	11/03/2024	1,994,987	1,914,570
Asurion LLC, Second Lien Replacement B-2 Term Loan(a)	1M US L + 6.50%	08/04/2025	5,000,000	4,959,399
Ball Metalpack Finco LLC, Second Lien Initial Term Loan(a)	1M US L + 8.75%, 1.00% Floor	07/31/2026	3,000,000	2,970,000
BBB Industries US Holdings, Inc., Second Lien Term Loan(a)	3M US L + 8.50%	06/29/2026	5,000,000	4,900,000
CIBT Global, Inc., Second Lien Initial Term Loan(a)	3M US L + 7.75%, 1.00% Floor	06/01/2025	1,000,000	980,000
Coinamatic Canada, Inc., Second Lien Initial Canadian Term Loan(a)	1M US L + 7.00%, 1.00% Floor	05/12/2023	196,756	190,362
CRCI Longhorn Holdings, Inc., First Lien Closing Date Term Loan(a)(b)	L + 3.50%	08/08/2025	1,000,000	957,500
EagleView Technology Corp., First Lien Term Loan(a)(b)	L + 3.50%	08/14/2025	1,000,000	957,500
Equinox Holdings, Inc., Second Lien Initial Term Loan(a)	1M US L + 7.00%, 1.00% Floor	09/06/2024	5,250,000	5,267,483
Hyland Software, Inc., Second Lien Initial Term Loan(a)	1M US L + 7.00%, 0.75% Floor	07/07/2025	1,500,000	1,485,000
Institutional Shareholder Services, Inc., Second Lien Initial Term Loan(a)	3M US L + 7.75%, 1.00% Floor	10/16/2025	2,000,000	1,970,000
Jo-Ann Stores LLC, Second Lien Initial Term Loan(a)	1M US L + 9.25%, 1.00% Floor	05/21/2024	2,000,000	1,942,500
KeyW Corp., Second Lien Initial Term Loan(a)	1M US L + 8.75%, 1.00% Floor	05/08/2025	3,000,000	2,977,500
Kronos, Inc., First Lien Incremental Term Loan(a)(b)	L + 3.00%, 1.00% Floor	11/01/2023	2,000,000	1,907,080
OEConnection LLC, Second Lien Term Loan(a)	1M US L + 8.00%, 1.00% Floor	11/22/2025	1,492,574	1,481,380
Outcomes Group Holdings, Inc., Second Lien Term Loan(a)	3M US L + 7.50%	10/26/2026	2,000,000	2,010,000
Restaurant Technologies, Inc., Second Lien Initial Term Loan(a)	3M US L + 6.50%	10/01/2026	1,000,000	995,000
Sound Inpatient Physicians, Inc., Second Lien Initial Term Loan(a)	1M US L + 6.75%	06/26/2026	1,000,000	967,500
Tempo Acquisition LLC, First Lien Initial Term Loan(a)(b)	L + 3.00%	05/01/2024	1,000,000	961,000
UFC Holdings LLC, Second Lien Term Loan(a)	1M US L + 7.50%, 1.00% Floor	08/18/2024	250,000	248,438
USS Ultimate Holdings, Inc., Second Lien Initial Term Loan(a)	1M US L + 7.75%, 1.00% Floor	08/25/2025	4,750,000	4,571,875
Viant Medical Holdings, Inc., Second Lien Initial Term Loan(a)	3M US L + 7.75%	07/02/2026	2,000,000	1,950,000
Wash MultiFamily Acquisition, Inc., Second Lien Initial US Term Loan(a)	1M US L + 7.00%, 1.00% Floor	05/15/2023	1,123,389	1,086,879
Winebow Holdings, Inc., Second Lien Term Loan(a)	1M US L + 7.50%, 1.00% Floor	01/02/2022	4,275,000	2,351,250

TOTAL BANK LOANS
(Cost $56,861,347)				54,516,697

BONDS & NOTES (27.98%)
ASSET BACKED SECURITIES (8.44%)
Apidos CLO XXII, Class E(a)(c)	3M US L + 7.25%	10/20/2027	1,000,000	920,109
Bowman Park CLO, Ltd., Class F(a)(c)(d)	3M US L + 7.00%	11/23/2025	1,000,000	993,223
Canyon Capital CLO 2014-1, Ltd., Class ER(a)(c)	3M US L + 7.70%	01/30/2031	1,000,000	901,158
Dryden 37 Senior Loan Fund, Class FR(a)(c)	3M US L + 7.48%	01/15/2031	2,312,500	2,097,610
Jamestown CLO V, Ltd., Class F(a)(c)(d)	3M US L + 5.85%	01/17/2027	1,400,000	1,194,988
OCP CLO 2013-4, Ltd., Class DR(a)(c)(d)	3M US L + 6.77%	04/24/2029	1,000,000	941,135
Octagon Investment Partners 36, Ltd., Class F(a)(c)	3M US L + 7.75%	04/15/2031	1,000,000	890,799
Octagon Investment Partners XIV, Ltd., Class ER(a)(c)(d)	3M US L + 8.35%	07/15/2029	2,132,000	2,000,035
Saranac Clo VII, Ltd., Class ER(a)(c)	3M US L + 6.72%	11/20/2029	500,000	475,113
Tralee CLO II, Ltd., Class ER(a)(c)(d)	3M US L + 7.85%	07/20/2029	1,000,000	1,002,636
Tralee CLO II, Ltd., Class FR(a)(c)(d)	3M US L + 8.85%	07/20/2029	1,000,000	959,994
Trinitas CLO III, Ltd., Class F(a)(c)(d)	3M US L + 6.50%	07/15/2027	550,000	489,490
Venture XV CLO, Ltd., Class ER(a)(c)(d)	3M US L + 7.11%	07/15/2028	1,500,000	1,499,837
Voya CLO 2014-2, Ltd., Class ER(a)(c)	3M US L + 7.70%	04/17/2030	1,000,000	912,569

	Interest/Dividend Rate	Maturity	Principal	Value
ASSET BACKED SECURITIES (continued)
York CLO-2, Ltd., Class F(a)(c)	3M US L + 7.25%	01/22/2031	$1,000,000	$884,240
				16,162,936
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.06%)
Hypo Real Estate Bank International AG, Class A2(a)(e)(f)	3M GBP L + 0.22%	03/20/2022	200,000	114,714

CONVERTIBLE CORPORATE BOND (1.79%)
GSV Capital Corp.(d)	4.750%	03/28/2023	3,915,000	3,428,021
KeyW Holding Corp.(d)	2.500%	07/15/2019	5,000	4,976
				3,432,997
CORPORATE BONDS (17.69%)
APX Group, Inc.(d)	8.750%	12/01/2020	300,000	286,500
Artesyn Embedded Technologies, Inc.(c)(d)	9.750%	10/15/2020	4,500,000	4,185,000
BioScrip, Inc.(d)	8.875%	02/15/2021	4,970,000	4,659,375
CEC Entertainment, Inc.(d)	8.000%	02/15/2022	7,674,000	6,753,120
Dole Food Co., Inc.(c)(d)	7.250%	06/15/2025	4,000,000	3,740,000
Eldorado Gold Corp.(c)(d)	6.125%	12/15/2020	2,000,000	1,825,000
Monitronics International, Inc.(d)	9.125%	04/01/2020	2,650,000	685,688
New Enterprise Stone & Lime Co., Inc.(c)(d)	10.125%	04/01/2022	500,000	490,000
New Enterprise Stone & Lime Co., Inc.(c)(d)	6.250%	03/15/2026	1,475,000	1,345,938
Pioneer Holdings LLC / Pioneer Finance Corp.(c)(d)	9.000%	11/01/2022	5,250,000	5,289,374
Vertiv Intermediate Holding Corp.(c)(d)	12.000%	02/15/2022	5,000,000	4,618,750
				33,878,745
TOTAL BONDS & NOTES
(Cost $57,676,689)				53,589,392

	Shares	Value
COMMON EQUITY (19.77%)
BUSINESS DEVELOPMENT COMPANIES (17.26%)
Ares Capital Corp.(d)	585,450	9,121,311
BlackRock Capital Investment Corp.(d)	788,871	4,173,128
GSV Capital Corp.(d)	417,793	2,180,879
Monroe Capital Corp.(d)	96,339	924,854
OFS Capital Corp.(d)	84,510	895,806
PennantPark Floating Rate Capital Ltd.(d)	203,698	2,356,786
PennantPark Investment Corp.(d)	465,402	2,964,611
Solar Capital Ltd.(d)	204,297	3,920,459
Solar Senior Capital Ltd.(d)	143,634	2,171,746
WhiteHorse Finance, Inc.(d)	340,489	4,331,020
		33,040,600

INVESTMENT COMPANIES (2.51%)
Apollo Investment Corp.(d)	106,332	1,318,517
FS KKR Capital Corp.(d)	450,190	2,331,984
TPG Specialty Lending, Inc.(d)	27,000	488,430
TriplePoint Venture Growth BDC Corp.(d)	62,000	675,180
		4,814,111

TOTAL COMMON EQUITY
(Cost $42,303,223)		37,854,711

		Shares	Value
PREFERRED STOCKS (2.35%)
DIVERSIFIED FINANCIAL SERVICES (2.35%)
RoundPoint Mortgage Servicing Corp.(c)(g)	8.000%	45,000	$4,500,000

TOTAL PREFERRED STOCKS
(Cost $4,500,000)			4,500,000

PRIVATE INVESTMENT FUNDS (23.87%)
BlackRock Global Credit Opportunities Fund, LP(e)(f)			5,672,028
CVC European Midmarket Solutions Fund(e)(f)			11,916,283
GoldenTree Credit Opportunities Fund(e)(f)			9,040,564
GSO Credit Alpha Fund II LP(e)(f)			1,650,587
Monroe Capital Private Credit Fund III LP(e)(f)			2,448,143
Tree Line Credit Strategies LP(e)(f)			14,972,350

TOTAL PRIVATE INVESTMENT FUNDS
(Cost $48,250,653)			45,699,955

COMMON EQUITY (0.82%)
TRADED REAL ESTATE INVESTMENT TRUSTS (0.82%)
Great Ajax Corp.(d)		130,878	1,577,080

TOTAL COMMON EQUITY
(Cost $1,738,179)			1,577,080

SHORT TERM INVESTMENTS (0.80%)
Dreyfus Treasury Cash Management, Institutional Class, 2.28%(h)		1,522,546	1,522,546

TOTAL SHORT TERM INVESTMENTS
(Cost $1,522,546)			1,522,546

INVESTMENTS, AT VALUE (104.07%)
(Cost $212,852,637)			$199,260,381

LINE OF CREDIT (-2.67%)			(5,112,214)

Liabilities In Excess Of Other Assets (-1.40%)			(2,672,397)

NET ASSETS (100.00%)			$191,475,770

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Libor Rates:
1M US L - 1 Month LIBOR as of December 31, 2018 was 2.50%
3M US L - 3 Month LIBOR as of December 31, 2018 was 2.81%
3M GBP L - 3 Month POUND LIBOR as of December 31, 2018 was 0.91%.

(a)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at December 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	All or a portion of this position has not settled as of December 31, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L"); the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2018, the aggregate market value of those securities was $42,156,998, representing 22.02% of net assets.
(d)	All or a portion of each of these securities may be segregated as collateral for the Fund's line of credit. The aggregate market value of those securities was $84,886,767.
(e)	Fair value estimated using fair valuation procedures adopted by the Board of Trustees. Total value of such securities is $45,814,669, representing 23.93% of net assets.
(f)	Illiquid security. See chart below.
(g)	Non-income producing security.
(h)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.

Securities determined to be illiquid under the procedures approved by the Fund's Board of Trustees are as follows.

Date(s) of Purchase	Security	Cost	Value	% of Net Assets
03/31/2018 - 12/31/2018	BlackRock Global Credit Opportunities Fund, LP	$5,845,237	$5,672,028	2.96%
09/30/2017- 12/31/2018	CVC European Midmarket Solutions Fund	12,013,585	11,916,283	6.22%
10/30/2015- 12/31/2018	GoldenTree Credit Opportunities Fund	10,000,000	9,040,564	4.72%
06/30/2018 - 12/31/2018	GSO Credit Alpha Fund II LP	1,891,831	1,650,587	0.86%
10/30/2015	Hypo Real Estate Bank International AG, Class A2	139,587	114,714	0.06%
09/30/2018 - 12/31/2018	Monroe Capital Private Credit Fund III LP	2,500,000	2,448,143	1.28%
12/31/2017- 12/31/2018	Tree Line Credit Strategies LP	16,000,000	14,972,350	7.83%
	Total	$48,390,240	$45,814,669	23.93%

Additional information on investments in private investment trusts:

Value	Security	Redemption Frequency	Redemption Notice (Days)	Unfunded Commitments as of December 31, 2018
$5,672,028	BlackRock Global Credit Opportunities Fund, LP	N/A	N/A	$11,254,960
11,916,283	CVC European Midmarket Solutions Fund	N/A	N/A	2,986,415
9,040,564	GoldenTree Credit Opportunities Fund(a)	Semi-Annual	90	–
1,650,587	GSO Credit Alpha Fund II LP	N/A	N/A	11,423,367
2,448,143	Monroe Capital Private Credit Fund III LP	N/A	N/A	7,500,000
14,972,350	Tree Line Credit Strategies LP	Quarterly	90	–

(a)	Redemptions are subject to a two-year holding period, and may be limited to 10% per redemption date, or 20% during any 12 month period, past which redemptions would be processed on a pro rata basis.

SCHEDULE OF SECURITIES SOLD SHORT
	Interest/ Dividend Rate	Maturity	Principal	Value
CORPORATE BONDS
GE Capital International Funding Co. Unlimited Co	4.418%	11/15/2035	(2,000,000)	$(1,687,349)

TOTAL CORPORATE BONDS				(1,687,349)

TOTAL SECURITIES SOLD SHORT
(Proceeds $1,640,192)				$(1,687,349)

See Notes to Quarterly Portfolio of Investments.

Resource Credit Income Fund

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2018

1. ORGANIZATION

Resource Credit Income Fund (the "Fund") was organized as a Delaware statutory trust on December 11, 2014 and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares. Effective April 11, 2017 the Fund’s investment advisor agreement was transferred from Resource Financial Fund Management, Inc. to an affiliate, Resource Alternative Advisor, LLC (the “Adviser”). The investment objectives are to produce current income and to achieve capital preservation with moderate volatility and low to moderate correlation to the broader equity markets. The Fund is non-diversified and pursues its investment objectives by investing, under normal circumstances, at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in fixed-income and fixed-income related securities.

The Fund currently offers Class A, Class C, Class W, Class I and Class L shares; all classes of shares except Class L commenced operations on April 20, 2015. Class L shares commenced operations on July 28, 2017. Effective as of July 7, 2017, the Fund suspended the offering and operation of its Class U, Class T, and Class D shares. Class C, Class W and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75% and may also be subject to a 0.50% early withdrawal charge, which will be deducted from repurchase proceeds, for shareholders tendering shares fewer than 365 days after the original purchase date, if (i) the original purchase was for amounts of $1 million or more and (ii) the selling broker received the reallowance of the dealer-manager fee. Class C shares are subject to a 1.00% early withdrawal charge. Class L shares are offered at net asset value plus a maximum sales charge of 4.25%. Each class of shares represents an interest in the same assets of the Fund and all classes of shares are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. Futures are valued based on their daily settlement value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Structured credit and other similar debt securities including, but not limited to, CDO (“Collateralized Debt Obligation”) debt and equity securities, ABS (“Asset-Backed Security”) securities, CMBS (“Commercial Mortgage Backed Security”) securities, and other securitized investments backed by certain debt or other receivables (collectively, “Structured Credit Securities”), are valued on the basis of valuations provided by dealers in those instruments and/or independent pricing services recommended by the Adviser and approved by the Fund’s Board of Trustees (the “Board”). In determining fair value, dealers and pricing services will generally use information with respect to transactions in the securities being valued, quotations from other dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities, and yield to maturity information. The Adviser will, based on its reasonable judgment, select the dealer or pricing service quotation that most accurately reflects the fair market value of the Structured Credit Security while taking into account the information utilized by the dealer or pricing service to formulate the quotation in addition to any other relevant factors. In the event that there is a material discrepancy between quotations received from third party dealers or the pricing services, the Adviser may (i) use an average of the quotations received or (ii) select an individual quotation that the Adviser, based up its reasonable judgment, determines to be accurate. In any instance in which the Adviser selects an individual quotation, the Adviser will provide to the Fund’s Valuation Committee an analysis of the factors relied upon in the selection of the relevant quotation.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fund’s Valuation Committee using procedures adopted by, and under the supervision of, the Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s net asset value (“NAV”).

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level and supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Valuation of Private Investment Funds – The Fund invests a portion of its assets in Private Investment Funds. Private Investment Funds measure their investment assets at fair value and generally report a NAV on a calendar quarter basis. In accordance with ASC 820, the Fund has elected to apply the practical expedient and to value its investments in Private Investment Funds at their respective NAVs at each quarter. For non-calendar quarter days, the Valuation Committee estimates the fair value of each Private Investment Fund by adjusting the most recent NAV for such Private Investment Fund, as necessary, by the change in a relevant benchmark that the Valuation Committee has deemed to be representative of the market.

Loan Participation and Assignments – The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of the loans from third parties. A loan is often administered by a bank or other financial institution (the “Lender”) that acts as agent for all holders. The Lender administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. When the Fund purchases assignments from Lenders, the Fund typically acquires all of the direct rights and obligations against the borrower of the loan. The Fund may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt of payments by the Lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. For the period ended December 31, 2018, no penalty fees were received by the Fund. Fees earned or paid are recorded as a component of interest income or interest expense, respectively.

Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

Various inputs are used in determining the value of the Fund's investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability at the measurement date; and

Level 3 –	Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the period ended December 31, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the fair values according to the inputs used in valuing the Fund's investments as of December 31, 2018:

Resource Credit Income Fund

Investments in Securities at Value	Level 1	Level 2	Level 3	Other	Total
Bank Loans	$–	$54,516,697	$–	$–	$54,516,697
Bonds & Notes(a)
Asset Backed Securities	–	16,162,936	–	–	16,162,936
Commercial Mortgage-Backed Securities	–	–	114,714	–	114,714
Convertible Corporate Bond	–	3,432,997	–	–	3,432,997
Corporate Bonds	–	33,878,745	–	–	33,878,745
Common Equity(a)	37,854,711	–	–	–	37,854,711
Preferred Stocks(a)	4,500,000	–	–	–	4,500,000
Private Investment Funds (Measured at net asset value)(b)	–	–	–	45,699,955	45,699,955
Real Estate Investment Trusts - Common Equity(a)	1,577,080	–	–	–	1,577,080
Short Term Investments	1,522,546	–	–	–	1,522,546
TOTAL	$45,454,337	$107,991,375	$114,714	$45,699,955	$199,260,381

Other Financial Instruments	Level 1	Level 2	Level 3	Other	Total
Liabilities
Securities Sold Short
Corporate Bonds	$–	$(1,687,349)	$–	$–	$(1,687,349)
TOTAL	$–	$(1,687,349)	$–	$–	$(1,687,349)

(a)	For detailed descriptions, see the accompanying Portfolio of Investments.
(b)	In accordance with ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy, but are listed in the above chart in the “Other” column..

There were no transfers between Level 1, 2 and 3 during the period ended December 31, 2018. It is the Fund's policy to recognize transfers between levels at the end of the reporting period.

Securities Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RESOURCE CREDIT INCOME FUND

By:	/s/ Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Feldman
Alan Feldman
Chief Executive Officer (Principal Executive Officer)

Date:	February 28, 2019

By:	/s/ Brian Hawkins
Brian Hawkins
Treasurer (Principal Financial Officer)

Date:	February 28, 2019